DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Abstract]
Cash and banks	$ 109,852	$ 1,902,151
UT Cash and banks	73	254
Mutual funds in local currency	4,178,084	1,242,550
Mutual funds in foreign currency	0	3,548,034
Interest-bearing accounts	110,325	327,139
UT Mutual funds	30,468	3,799
Total	$ 4,428,802	$ 7,023,927	$ 20,066,788	$ 52,616,720